Issued Capital and Reserves (Details) - USD ($)		6 Months Ended
	Apr. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Issued Capital and Reserves [Line Items]
Increase in share capital (in Dollars)		$ 136,499,983
Share premium (in Dollars)	$ 136,496,285	$ 262,286,166	$ 125,606,786
Ownership percentage		55.25%
Share outstanding		66,864,696	29,709,641
Amount of outstanding shares (in Dollars)		$ 6,686	$ 2,971
Anghami Inc.[Member]
Issued Capital and Reserves [Line Items]
Increase in share capital (in Dollars)	$ 3,698
Ownership percentage	55.25%
Common Shares [Member]
Issued Capital and Reserves [Line Items]
Issuance of common shares	36,985,507
Ordinary Shares [Member]
Issued Capital and Reserves [Line Items]
Issuance of common shares		36,985,507
Shares authorised		2,150,000,000	2,150,000,000
Preference Shares [Member]
Issued Capital and Reserves [Line Items]
Shares authorised		5,000,000	5,000,000